Condensed Financial Information of the Parent Company (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selling, general and administrative expenses	$ 37,436	$ 34,166	$ 33,611
Total operating expenses	45,266	45,399	41,323
Loss from operations	3,723	2,057	9,946
Interest income	1,155	2,684	2,167
Net income(loss)	(1,074)	(851)	7,442
Other comprehensive income (loss), net of tax of nil
Total comprehensive income (loss)	(4,986)	(2,970)	9,812
Parent Company
Selling, general and administrative expenses	2,563	2,466	2,710
Total operating expenses	2,563	2,466	2,710
Loss from operations	(2,563)	(2,466)	(2,710)
Other expense	(5,053)	0	0
Interest income	413	759	755
Equity earnings of subsidiaries, net of tax	6,129	856	9,397
Net income(loss)	(1,074)	(851)	7,442
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	(3,912)	(2,119)	2,370
Total comprehensive income (loss)	$ (4,986)	$ (2,970)	$ 9,812